Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Net income tax operating loss carry-forward	$ 10,679,267	$ 10,370,029
Statutory federal income tax rate	34.00%	34.00%
Effective income tax rate	0.00%	0.00%
Deferred tax assets	3,630,951	3,525,810
Less: Valuation allowance	(3,630,951)	(3,525,810)
Net deferred tax asset